JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

Prospectuses dated November 1, 2016, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectuses dated November 1, 2016, as supplemented

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

Prospectuses dated December 29, 2016

(All Shares Classes)

Supplement dated February 21, 2017

to the Prospectuses as dated above, as supplemented

Effective immediately, the limited offering provisions for the Funds listed above under “Funds Subject to a Limited Offering” in the “Investing with J.P. Morgan Funds” section will be updated to allow the following entities not affiliated with J.P. Morgan Investment Management, Inc. (“JPMIM”) to purchase shares:

•	Current and future investment companies not affiliated with JPMIM if they receive prior approval of the Fund and its distributor.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-LO-217